Long-Term Employee Benefit Liabilities - Company's Termination and Long-term Service Arrangements (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Non-current liability	$ 591	$ 548
Termination and Long-term Service Arrangements [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning of year	387	467
Current service cost	16	13
Interest cost	20	11
Actuarial losses (gains) and changes in actuarial assumptions	21	(67)
Benefits paid	(24)	(18)
Foreign exchange	25	(19)
Ending funded status – Plan deficit	445	387
Current liability	17	18
Non-current liability	428	369
Net liability	445	387
Amounts recorded in accumulated other comprehensive income Unrecognized actuarial losses	(59)	(38)
Current service cost	16	13
Interest cost	20	11
Actuarial losses	7	7
Net periodic benefit cost	$ 43	$ 31